Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 29, 2013	Nov. 06, 2013	Dec. 30, 2012	Jan. 01, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 3,905	$ 2,456	$ 2,976	$ 3,260
Charges to Earnings	349	1,635	2,304	3,093
Deductions		(186)	(2,824)	(3,377)
Balance at End of Period	349	3,905	2,456	2,976
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	166,911	444,590	432,954	430,247
Charges to Earnings	(2,142)	(59,839)	11,795	6,551
Charges to Other Accounts		(20,412)	(159)	(3,844)
Deductions		(197,428)
Balance at End of Period	$ 164,769	$ 166,911	$ 444,590	$ 432,954